Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current portion
Senior Notes, unsecured	$ 7,150	$ 7,000
Line of credit, balance outstanding	753	0
Lease liabilities	124	124
Non-current portion of other non-current borrowings	2	0
Non-current portion of non-current borrowings, including deferred financing costs	8,029	7,124
Less: deferred financing costs	(83)	(80)
Non-current portion of non-current borrowings	7,946	7,044
Current portion
Lease liabilities	17	21
Other current borrowings and current portion of other non-current borrowings	1	0
Current portion of non-current borrowings	18	21
Total borrowings	$ 7,964	$ 7,065